INVESCO SECTOR FUNDS, INC.

                     Supplement to Investor Class Prospectus
           dated February 15, 2000, as Supplemented February 15, 2000

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      ENERGY FUND
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)                            0.75%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)      1.75%
                                                      =====

      FINANCIAL SERVICES FUND
      Management Fee                                  0.63%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)                            0.43%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)      1.31%
                                                      =====

      GOLD FUND
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)                            1.32%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)      2.32%
                                                      =====

      HEALTH SCIENCES FUND
      Management Fee                                  0.62%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)                            0.40%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)      1.27%
                                                      =====

      LEISURE FUND
      Management Fee                                  0.74%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)                            0.49%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)      1.48%
                                                      =====

      REAL ESTATE OPPORTUNITY FUND
      Management Fee                                  0.75%
      Distribution and Service (12b-1)  Fees(1)       0.25%
      Other  Expenses(2)(3)(4)                        1.91%
                                                      -----
      Total  Annual Fund Operating Expenses(2)(3)(4)  2.91%
                                                      =====

      TECHNOLOGY FUND
      Management Fee                                  0.60%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)                            0.39%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)      1.24%
                                                      =====

      TELECOMMUNICATIONS FUND
      Management Fee                                  0.62%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)                            0.42%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)      1.29%
                                                      =====

      UTILITIES FUND
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        0.25%
      Other Expenses(2)(3)(4)                         0.48%
                                                      -----
      Total Annual Fund Operating Expenses(2)(3)(4)   1.48%
                                                      =====

(1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(2) Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees and/or distribution and/or transfer agency fees were reduced under expense offset arrnagements.
(3) The expense information presented in this table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.
(4) Certain expenses of Real Estate Opportunity, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO in order to ensure that expenses for those Funds do not exceed 1.60% (1.30% prior to June 1, 2000), 2.00% and 1.30% (1.25% prior to June 1, 2000), respectively, of each Fund's average net assets pursuant to commitments between those Funds and INVESCO. These commitments may be changed at anytime following consultation with the board of directors. After absorption, Real Estate Opportunity Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.37% and 1.37%, respectively, of the Fund's average net assets; and Utilities Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.31% and 1.31%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                           1 YEAR      3 YEARS     5 YEARS      10 YEARS
      Energy Fund                          $ 178       $ 551       $  949       $2,062
      Financial Services Fund              $ 133       $ 415       $  718       $1,579
      Gold Fund                            $ 235       $ 724       $1,240       $2,656
      Health Sciences Fund                 $ 129       $ 403       $  697       $1,534
      Leisure Fund                         $ 151       $ 468       $  808       $1,768
      Real Estate Opportunity Fund         $ 294       $ 901       $1,533       $3,233
      Technology Fund                      $ 126       $ 393       $  681       $1,500
      Telecommunications Fund              $ 131       $ 409       $  708       $1,556
      Utilities Fund                       $ 151       $ 468       $  808       $1,768

The section of the Prospectus entitled "How To Buy Shares" is amended to add the following sentence at the end of the third paragraph:

      If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Investor Class, a series of INVESCO Money Market Funds, Inc.

This Supplement supercedes the Supplement dated April 1, 2000.

The date of this Supplement is June 1, 2000.

                           INVESCO SECTOR FUNDS, INC.

      Supplement to Institutional Class Prospectus dated February 15, 2000

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM ASSETS

      TECHNOLOGY FUND - INSTITUTIONAL CLASS
      Management Fee                                        0.60%
      Distribution and Service (12b-1) Fees                  None
      Other Expenses(1)(2)                                  0.16%
                                                            -----
      Total Annual Fund Operating Expenses(1)(2)            0.76%
                                                            =====

     (1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
     (2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remained the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would have been:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
                    $78         $243        $422          $947


The date of this Supplement is June 1, 2000.

                           INVESCO SECTOR FUNDS, INC.

                        Supplement to Class C Prospectus
           dated February 15, 2000, as Supplemented February 15, 2000

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table the footnotes and (2) substitute the following, respectively, in their place:

        ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      ENERGY FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.75%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.50%
                                                      =====

      FINANCIAL SERVICES FUND - CLASS C
      Management Fee                                  0.63%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.43%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.06%
                                                      =====

      GOLD FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               1.32%
                                                      -----
      Total Annual Fund Operating Expenses(2)         3.07%
                                                      =====

      HEALTH SCIENCES FUND - CLASS C
      Management Fee                                  0.62%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.40%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.02%
                                                      =====

      LEISURE FUND - CLASS C
      Management Fee                                  0.74%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.49%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.23%
                                                      =====


      REAL ESTATE OPPORTUNITY FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               1.91%
                                                      -----
      Total Annual Fund Operating Expenses(2)         3.66%
                                                      =====

      TECHNOLOGY FUND - CLASS C
      Management Fee                                  0.60%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.39%
                                                      -----
      Total Annual Fund Operating Expenses(2)         1.99%
                                                      =====

      TELECOMMUNICATIONS FUND - CLASS C
      Management Fee                                  0.62%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.42%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.04%
                                                      =====

      UTILITIES FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.48%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.23%
                                                      =====

     (1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

     (2) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares were not offered until February 15, 2000. Certain expenses of Real Estate Opportunity Fund - Class C, Telecommunications Fund - Class C, and Utilities Fund - Class C will be absorbed voluntarily by INVESCO in order to ensure that expenses for those Funds do not exceed 2.35% (2.05% prior to June 1, 2000), 2.75% and 2.05% (2.00% prior to June 1, 2000), respectively, of each Fund's average net assets pursuant to commitments between those Funds and INVESCO. These commitments may be changed at anytime following consultation with the board of directors. After absorption, Real Estate Opportunity Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended March 31, 2000 are estimated to be 0.37% and 2.12%, respectively, of the Fund's average net assets attributable to Class C shares; and Utilities Fund
          - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended March 31, 2000 are estimated to be 0.31% and 2.06%, respectively, of the Fund's average net assets attributable to Class C shares.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

      IF SHARES ARE REDEEMED                   1 year      3 years     5 years     10 years
      Energy Fund - Class C                    $  353      $  779      $1,331      $2,836
      Financial Services Fund - Class C        $  309      $  646      $1,108      $2,390
      Gold Fund - Class C                      $  410      $  948      $1,611      $3,383
      Health Sciences Fund - Class C           $  305      $  634      $1,088      $2,348
      Leisure Fund - Class C                   $  326      $  697      $1,195      $2,565
      Real Estate Opportunity Fund - Class C   $  468      $1,120      $1,892      $3,915
      Technology Fund - Class C                $  302      $  624      $1,073      $2,317
      Telecommunications Fund - Class C        $  307      $  640      $1,098      $2,369
      Utilities Fund - Class C                 $  326      $  697      $1,195      $2,565

      IF SHARES ARE NOT REDEEMED               1 year      3 years     5 years     10 years
      Energy Fund - Class C                    $  253      $  779      $1,331      $2,836
      Financial Services Fund - Class C        $  209      $  646      $1,108      $2,390
      Gold Fund - Class C                      $  310      $  948      $1,611      $3,383
      Health Sciences Fund - Class C           $  205      $  634      $1,088      $2,348
      Leisure Fund - Class C                   $  226      $  697      $1,195      $2,565
      Real Estate Opportunity Fund - Class C   $  368      $1,120      $1,892      $3,915
      Technology Fund - Class C                $  202      $  624      $1,073      $2,317
      Telecommunications Fund - Class C        $  207      $  640      $1,098      $2,369
      Utilities Fund - Class C                 $  226      $  697      $1,195      $2,565


The date of this Supplement is June 1, 2000.

                           INVESCO SECTOR FUNDS, INC.

                Supplement to Statement of Additional Information dated February 15, 2000, as Supplemented February, 15, 2000


The section of the Statement of Additional Information entitled "Management of the Funds Transfer Agency Agreement" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. Prior to June 1, 2000, this fee was $20.00.

The date of this Supplement is June 1, 2000.


